Finance Lease Receivables (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of Finance Lease Receivables [Abstract]
Schedule of changes in Finance Lease Receivables
	For the years ended
	March 31, 2020	March 31, 2019
Finance lease receivable, beginning of period	$324,903	$—
Net investment recognized	1,030,408	329,090
Lease payments received	(87,703)	(4,274)
Interest income recognized	62,683	87

Finance lease receivable, end of period	$1,330,291	$324,903

Current portion of Finance Lease Receivable	$82,501	$21,101

Long Term Portion of Finance Lease Receivable	$1,247,790	$303,802

Schedule of payments to received on Finance Lease Receivables
Year 1	$208,104
Year 2	236,715
Year 3	378,298
Year 4, including unguaranteed residual	685,449
Year 5, including unguaranteed residual	51,281
Remainder, including unguaranteed residual	175,997
less: amount representing interest income	(405,550)
Finance Lease Receivable	$1,330,291